Disclosures About Fair Value of Financial Instruments - Carrying Value and Estimated Fair Value of Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities held-to-maturity, Carrying/Notional Amount	$ 26,823	$ 15,508
Loans, net, Carrying/Notional Amount	1,184,267	1,142,111
Mortgage loans held-for-sale, Carrying/Notional Amount	7,022	15,648
Deposits and securities sold under agreements to repurchase, Carrying/Notional Amount	1,563,333	1,504,506
Commitments to extend credit, Carrying/Notional Amount
Standby letters of credit, Carrying/Notional Amount
Securities held-to-maturity	26,561	16,317
Loans, net, Estimated Fair Value	1,185,271	1,166,664
Mortgage loans held-for-sale	7,022	15,648
Deposits and securities sold under agreements to repurchase, Estimated Fair Value	1,554,839	1,506,186
Commitments to extend credit, Estimated Fair Value
Standby letters of credit, Estimated Fair Value
Quoted Prices in Active Market (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities held-to-maturity
Loans, net, Estimated Fair Value
Mortgage loans held-for-sale
Deposits and securities sold under agreements to repurchase, Estimated Fair Value
Commitments to extend credit, Estimated Fair Value
Standby letters of credit, Estimated Fair Value
Models with Significant Observable Market Parameters (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities held-to-maturity	26,561	16,317
Loans, net, Estimated Fair Value
Mortgage loans held-for-sale
Deposits and securities sold under agreements to repurchase, Estimated Fair Value
Commitments to extend credit, Estimated Fair Value
Standby letters of credit, Estimated Fair Value
Models with Significant Unobservable Market Parameters (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities held-to-maturity
Loans, net, Estimated Fair Value	1,185,271	1,166,664
Mortgage loans held-for-sale	7,022	15,648
Deposits and securities sold under agreements to repurchase, Estimated Fair Value	1,554,839	1,506,186
Commitments to extend credit, Estimated Fair Value
Standby letters of credit, Estimated Fair Value